Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2012
Shareholders' equity (Abstract)
Shareholders' equity
	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance as at January 1, 2012	-	-
Granted	145,650	16.37
Forfeited	(3,000)	16.50
Balance as at June 30, 2012	142,650	$ 16.37